Share-Based Payments - Schedule of Model Inputs for Options Granted (Details)	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Schedule of Model Inputs for Options Granted [Line Items]
No. of options	1,133,287,729
01/06/2024 [member]
Schedule of Model Inputs for Options Granted [Line Items]
Expiry date	May 31, 2027
Exercise price ($) (in Dollars per share)	$ 0.032
No. of options	2,300,838
Share price at grant date ($) (in Dollars per share)	$ 0.032
Expected volatility	74.49%
Dividend yield	0.00%
Risk-free interest rate	3.77%
Fair value at grant date ($) (in Dollars) | $	$ 37,504
01/07/2024 [Member]
Schedule of Model Inputs for Options Granted [Line Items]
Expiry date	Jan. 07, 2029
Exercise price ($) (in Dollars per share)	$ 0.041
No. of options	30,480,627
Share price at grant date ($) (in Dollars per share)	$ 0.041
Expected volatility	77.09%
Dividend yield	0.00%
Risk-free interest rate	3.80%
Fair value at grant date ($) (in Dollars) | $	$ 734,582
23/08/2024 [Member]
Schedule of Model Inputs for Options Granted [Line Items]
Expiry date	Sep. 30, 2026
Exercise price ($) (in Dollars per share)	$ 0.06
No. of options	24,000,000
Share price at grant date ($) (in Dollars per share)	$ 0.034
Expected volatility	67.23%
Dividend yield	0.00%
Risk-free interest rate	3.60%
Fair value at grant date ($) (in Dollars) | $	$ 187,200
23/08/2024 [Member]
Schedule of Model Inputs for Options Granted [Line Items]
Expiry date	Feb. 24, 2025
Exercise price ($) (in Dollars per share)	$ 0.05
No. of options	149,925,040
Share price at grant date ($) (in Dollars per share)	$ 0.034
Expected volatility	32.19%
Dividend yield	0.00%
Risk-free interest rate	3.60%
Fair value at grant date ($) (in Dollars) | $	$ 29,985
28/08/2024 [Member]
Schedule of Model Inputs for Options Granted [Line Items]
Expiry date	Aug. 24, 2026
Exercise price ($) (in Dollars per share)	$ 0.06
No. of options	818,890,534
Share price at grant date ($) (in Dollars per share)	$ 0.033
Expected volatility
Dividend yield
Risk-free interest rate
Fair value at grant date ($) (in Dollars) | $
25/11/2024 [member]
Schedule of Model Inputs for Options Granted [Line Items]
Expiry date	Sep. 30, 2025
Exercise price ($) (in Dollars per share)	$ 0.06
No. of options	48,000,000
Share price at grant date ($) (in Dollars per share)	$ 0.026
Expected volatility	81.15%
Dividend yield	0.00%
Risk-free interest rate	4.08%
Fair value at grant date ($) (in Dollars) | $	$ 628,794
25/11/2024 [Member]
Schedule of Model Inputs for Options Granted [Line Items]
Expiry date	Jun. 30, 2029
Exercise price ($) (in Dollars per share)	$ 0.041
No. of options	59,290,690
Share price at grant date ($) (in Dollars per share)	$ 0.026
Expected volatility	81.15%
Dividend yield	0.00%
Risk-free interest rate	4.08%
Fair value at grant date ($) (in Dollars) | $	$ 865,644
30/01/2025 [Member]
Schedule of Model Inputs for Options Granted [Line Items]
Expiry date	Dec. 13, 2028
Exercise price ($) (in Dollars per share)	$ 0.027
No. of options	400,000
Share price at grant date ($) (in Dollars per share)	$ 0.027
Expected volatility	88.95%
Dividend yield	0.00%
Risk-free interest rate	3.79%
Fair value at grant date ($) (in Dollars) | $	$ 6,960